OTHER OPERATING INCOME - Schedule Of Other Operating Income Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
VAT-in super deduction and other tax returns	[1]	¥ 2,369	¥ 2,323	¥ 4,830
Government grants	[2]	15,110	48,180	25,172
Others		4,120	3,913	3,216
Total other operating income		¥ 21,599	¥ 54,416	¥ 33,218

[1]	From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10% VAT-in deduction for any services or products it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2023. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive (Loss)/Income.
[2]	Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.